UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07326
                                                     ---------

                          Gabelli Investor Funds, Inc.
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------
                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                              THE GABELLI ABC FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004



TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli ABC Fund (the "Fund") declined 0.3%, while the Standard & Poor's ("S&P") 500 Index and the Lipper U.S. Treasury Money Market Fund Average rose 1.7% and 0.1%, respectively. For the six-month period ended June 30, 2004, the Fund was up 0.2% versus gains of 3.4% and 0.2% for the S&P 500 Index and the Lipper U.S. Treasury Money Market Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (A)
                -----------------------------------------------
                                                   YEAR TO                                                SINCE
                                     QUARTER        DATE       1 YEAR    3 YEAR    5 YEAR   10 YEAR   INCEPTION (B)
-------------------------------------------------------------------------------------------------------------------
 Gabelli ABC Fund ................  (0.30)%        0.20%        3.65%    2.61%     4.73%     7.64%       7.74%
 S&P 500 Index ...................   1.72          3.44        19.10    (0.69)    (2.20)    11.82       10.99
 Lipper U.S. Treasury
    Money Market Avg. ............   0.08          0.15         0.31     0.93      2.54      3.66        3.57(c)

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and capital gains distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Performance for periods less than one year is not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed since April 1, 2002. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.
 (b) From commencement of investment operations on May 14, 1993.
 (c) From April 30, 1993, the date closest to the Fund's inception for which data is available.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI ABC FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     MARKET
    SHARES                                             COST           VALUE
    ------                                             ----          -------
              COMMON STOCKS -- 21.5%
              AEROSPACE -- 1.0%
    250,000   Titan Corp.+ ......................  $  5,321,197    $  3,245,000
                                                   ------------    ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.2%
     30,000   Dana Corp. ........................       472,519         588,000
      5,000   Federal-Mogul Corp.+ ..............        14,937           1,450
                                                   ------------    ------------
                                                        487,456         589,450
                                                   ------------    ------------
              AVIATION: PARTS AND SERVICES -- 0.1%
      2,000   Aviall Inc.+ ......................        14,216          38,020
     20,000   Fairchild Corp., Cl. A+ ...........       157,951          85,600
     17,100   Kaman Corp., Cl. A ................       305,610         239,229
                                                   ------------    ------------
                                                        477,777         362,849
                                                   ------------    ------------
              BROADCASTING -- 0.1%
      6,000   Liberty Corp. .....................       270,808         281,700
        500   Salem Communications Corp.,
                Cl. A+ ..........................         3,895          13,565
                                                   ------------    ------------
                                                        274,703         295,265
                                                   ------------    ------------
              BUSINESS SERVICES -- 0.2%
     15,000   InVision Technologies Inc.+ .......       745,591         748,500
      1,000   Kroll Inc.+ .......................        36,560          36,880
      2,580   ProcureNet Inc.+ (a) ..............             0             387
                                                   ------------    ------------
                                                        782,151         785,767
                                                   ------------    ------------
              CABLE AND SATELLITE -- 0.4%
        500   Liberty Media International
                Inc., Cl. A+ ....................        18,327          18,550
     50,000   PanAmSat Corp.+ ...................     1,159,530       1,161,000
                                                   ------------    ------------
                                                      1,177,857       1,179,550
                                                   ------------    ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.9%
     70,000   MarketWatch.com Inc.+ .............       767,190         821,100
     50,000   Monolithic System
                Technology Inc.+ ................       346,251         376,500
     20,000   PeopleSoft Inc.+ ..................       358,400         370,000
  1,215,000   StorageNetworks Inc.
                Escrow+ (a) .....................             0          36,450
    130,600   Wanadoo+ ..........................     1,428,933       1,369,669
                                                   ------------    ------------
                                                      2,900,774       2,973,719
                                                   ------------    ------------
              CONSUMER PRODUCTS -- 0.3%
      1,300   Del Laboratories Inc.+ ............        39,315          40,326
     60,000   Levcor International Inc.+ ........       140,640         139,500
      8,000   Maxwell Shoe Co. Inc., Cl. A+ .....       178,817         185,920
     40,000   Packaging Dynamics Corp. ..........       261,828         554,000
     61,035   Revlon Inc., Cl. A+ ...............       120,178         180,053
                                                   ------------    ------------
                                                        740,778       1,099,799
                                                   ------------    ------------

                                                                     MARKET
    SHARES                                             COST           VALUE
    ------                                             ----          -------
              DIVERSIFIED INDUSTRIAL -- 0.2%
      6,000   Ampco-Pittsburgh Corp. ............  $     69,606    $     77,160
     45,120   Harbor Global Co. Ltd.+ ...........       175,722         428,640
      4,000   Katy Industries Inc.+ .............        41,365          19,560
                                                   ------------    ------------
                                                        286,693         525,360
                                                   ------------    ------------
              ENERGY AND UTILITIES -- 2.1%
      5,000   BayCorp Holdings Ltd.+ ............        73,579          62,500
     14,200   Kerr-McGee Corp. ..................       687,783         763,534
     20,000   NiSource Inc. (SAILS)+ ............        40,000          50,400
     35,000   Northeast Utilities ...............       695,575         681,450
     25,000   Progress Energy Inc., CVO+ ........        13,000           9,000
      1,500   Southwest Gas Corp. ...............        26,231          36,195
    200,000   Unisource Energy Corp. ............     4,918,210       4,970,000
                                                   ------------    ------------
                                                      6,454,378       6,573,079
                                                   ------------    ------------
              ENTERTAINMENT -- 0.0%
     25,000   GC Companies Inc.+ ................         3,750          13,750
     10,000   Liberty Media Corp., Cl. A+ .......        89,478          89,900
                                                   ------------    ------------
                                                         93,228         103,650
                                                   ------------    ------------
              EQUIPMENT AND SUPPLIES -- 0.1%
     25,000   Baldwin Technology Co.
                Inc., Cl. A+ ....................        59,500          89,500
      9,000   Juno Lighting Inc.+ ...............       119,269         321,300
                                                   ------------    ------------
                                                        178,769         410,800
                                                   ------------    ------------
              FINANCIAL SERVICES -- 2.1%
     19,000   Argonaut Group Inc.+ ..............       450,609         350,170
      1,665   Bank of America Corp. .............       119,695         140,892
    120,000   Charter One Financial Inc. ........     5,271,691       5,302,800
      1,000   Community First
                Bankshares Inc. .................        32,170          32,190
      3,000   First Data Corp. ..................        86,624         133,560
      1,000   Gold Banc Corp. Inc. ..............        16,200          15,500
      1,000   Leucadia National Corp. ...........        30,175          49,700
     30,000   Riggs National Corp. ..............       655,359         633,600
      4,001   Seacoast Financial
                Services Corp. ..................       113,181         138,422
                                                   ------------    ------------
                                                      6,775,704       6,796,834
                                                   ------------    ------------
              FOOD AND BEVERAGE -- 5.0%
     20,000   Denny's Corp.+ ....................        49,969          42,800
    200,000   Dreyer's Grand Ice Cream
                Holdings Inc., Cl. A ............    15,505,470      15,818,000
        500   Genesee Corp., Cl. A+ .............           750           1,050
     12,200   Genesee Corp., Cl. B+ .............         4,466          26,840
    142,100   Grupo Continental SA ..............       218,331         221,781
                                                   ------------    ------------
                                                     15,778,986      16,110,471
                                                   ------------    ------------

                See accompanying notes to financial statements.

THE GABELLI ABC FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                             COST           VALUE
    ------                                             ----          -------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE -- 0.4%
     10,000   Celltech Group plc, ADR+ ..........  $    192,500    $    199,300
      3,500   CIMA Labs Inc.+ ...................       110,106         118,055
      3,000   NeighborCare Inc.+ ................        87,475          93,990
      5,000   Oxford Health Plans Inc. ..........       279,220         275,200
     30,000   US Oncology Inc.+ .................       448,609         441,600
        501   Zimmer Holdings Inc.+ .............        27,038          44,162
                                                   ------------    ------------
                                                      1,144,948       1,172,307
                                                   ------------    ------------
              HOTELS AND GAMING -- 2.7%
     80,000   Mandalay Resort Group .............     5,431,134       5,491,200
    200,000   Wembley plc .......................     3,107,053       3,077,508
                                                   ------------    ------------
                                                      8,538,187       8,568,708
                                                   ------------    ------------
              METALS AND MINING -- 0.7%
     50,000   Alcan Inc. ........................     2,190,400       2,070,000
     10,000   Royal Oak Mines Inc.+ .............        11,858              40
                                                   ------------    ------------
                                                      2,202,258       2,070,040
                                                   ------------    ------------
              REAL ESTATE -- 0.7%
     24,000   Griffin Land & Nurseries Inc.+ ....       411,729         610,080
        316   HomeFed Corp.+ ....................           566          10,665
     65,000   Keystone Property Trust ...........     1,551,650       1,561,950
      1,000   ProLogis ..........................        22,650          32,920
                                                   ------------    ------------
                                                      1,986,595       2,215,615
                                                   ------------    ------------
              RETAIL -- 1.3%
    169,700   Cole National Corp.+ ..............     3,754,042       3,962,495
     15,000   Duane Reade Inc.+ .................       253,370         244,950
      1,000   Koninklyke Vendex
                KBB NV, CVA .....................        19,402          18,663
                                                   ------------    ------------
                                                      4,026,814       4,226,108
                                                   ------------    ------------
              SPECIALTY CHEMICALS -- 0.1%
     10,000   Millennium Chemicals Inc.+ ........       152,703         173,200
                                                   ------------    ------------
              TELECOMMUNICATIONS -- 0.0%
     10,141   ATX Communications Inc.+ ..........        17,960             609
      2,182   Manitoba Telecom Services
                Inc., Cl. B+ ....................        74,297          73,814
      3,000   Telegroup Inc.+ ...................            32               0
                                                   ------------    ------------
                                                         92,289          74,423
                                                   ------------    ------------
              WIRELESS COMMUNICATIONS -- 2.9%
        500   American Tower Corp., Cl. A+ ......         7,707           7,600
    650,000   AT&T Wireless Services Inc.+ ......     9,023,089       9,308,000
     14,000   Metricom Inc.+ ....................         1,680              56
      1,000   Microcell Telecommunications
                Inc., Cl. B+ ....................        22,702          24,091
     50,000   Winstar Communications Inc.+ ......         2,125              65
                                                   ------------    ------------
                                                      9,057,303       9,339,812
                                                   ------------    ------------
              TOTAL COMMON STOCKS ...............    68,931,548      68,891,806
                                                   ------------    ------------

                                                                     MARKET
    SHARES                                             COST           VALUE
    ------                                             ----          -------

              PREFERRED STOCKS -- 0.3%
              BROADCASTING -- 0.2%
      1,063   Granite Broadcasting Corp.,
                12.750% Pfd.+ ...................  $    439,685    $    597,937
                                                   ------------    ------------
              COMMUNICATIONS EQUIPMENT -- 0.0%
              RSL Communications Ltd.,
      2,000     7.500% Cv. Pfd.,
                Ser. A+ (b) .....................           185               0
      1,000     7.500% Cv. Pfd.+ (b) ............            92               0
                                                   ------------    ------------
                                                            277               0
                                                   ------------    ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
              WHX Corp.,
     24,000     6.500% Cv. Pfd., Ser. A+ ........       413,793         110,400
     24,000     $3.75 Cv. Pfd., Ser. B+                 251,690          97,200
                                                   ------------    ------------
                                                        665,483         207,600
                                                   ------------    ------------
              HOME FURNISHINGS -- 0.0%
      8,000   O'Sullivan Industries Holdings Inc.,
                12.000% Pfd.+ ...................         4,750           1,600
                                                   ------------    ------------
              TOTAL PREFERRED STOCKS ............     1,110,195         807,137
                                                   ------------    ------------
   PRINCIPAL
    AMOUNT
   --------
              CORPORATE BONDS -- 0.5%
              BUSINESS SERVICES -- 0.3%
$ 1,500,000   GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (a) ............     1,080,430       1,013,192
                                                   ------------    ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
    100,000   Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%, 02/15/08+ (b) ...........         2,250             375
                                                   ------------    ------------
              ELECTRONICS -- 0.1%
    400,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 ................       331,917         418,000
                                                   ------------    ------------
              ENERGY AND UTILITIES -- 0.1%
    250,000   Mirant Corp., Sub. Deb. Cv.,
                2.500%, 06/15/21+ (b) ...........       188,752         141,094
                                                   ------------    ------------
              RETAIL -- 0.0%
    200,000   RDM Sports Group Inc.,
                Sub. Deb.,
                8.000%, 08/15/03+ (a)(b) ........         4,000           2,000
                                                   ------------    ------------
              TRANSPORTATION -- 0.0%
    850,000   Builders Transport Inc.,
                Sub. Deb. Cv.,
                6.500%, 05/01/11+ (a)(b) ........         8,500               0
                                                   ------------    ------------
              TOTAL CORPORATE BONDS .............     1,615,849       1,574,661
                                                   ------------    ------------

                See accompanying notes to financial statements.

THE GABELLI ABC FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
  AMOUNT                                               COST           VALUE
 ---------                                             ----          -------

              U.S. GOVERNMENT OBLIGATIONS -- 77.2%
              U.S. TREASURY BILLS -- 61.4%
$197,193,000  U.S. Treasury Bills,
                0.933% to 1.297%++,
                07/01/04 to 10/14/04 ............  $196,971,896    $196,949,939
                                                   ------------    ------------
              U.S. TREASURY NOTES -- 15.8%
  50,000,000  U.S. Treasury Note,
                5.875%, 11/15/04 ................    50,884,239      50,804,700
                                                   ------------    ------------
              TOTAL U.S. GOVERNMENT
                OBLIGATIONS .....................   247,856,135     247,754,639
                                                   ------------    ------------

    SHARES
   --------
              WARRANTS -- 0.1%
              BUSINESS SERVICES -- 0.1%
    187,500   GP Strategies Corp.,
                expire 08/14/08+ (a) ............       477,799         477,799
                                                   ------------    ------------
              CONSUMER PRODUCTS -- 0.0%
     10,396   Pillowtex Corp.,
                expire 11/24/09+ ................        45,461               1
                                                   ------------    ------------
              TOTAL WARRANTS ....................       523,260         477,800
                                                   ------------    ------------
              TOTAL INVESTMENTS -- 99.6% ........  $320,036,987     319,506,043
                                                                   ============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.4% ......       1,425,550
                                                                   ------------
              NET ASSETS -- 100.0%.............................    $320,931,593
                                                                   ============


                                                                     MARKET
                                                                      VALUE
                                                                     -------

----------------
              For Federal tax purposes:
              Aggregate cost ..................................    $320,036,987
                                                                   ============
              Gross unrealized appreciation ...................    $  2,878,098
              Gross unrealized depreciation ...................      (3,409,042)
                                                                   ------------
              Net unrealized appreciation/(depreciation) ......    $   (530,944)
                                                                   ============
----------------
 (a) Security fair valued under procedures established by the Board. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2004, the market value of fair valued securities amounted to $1,529,828 or 0.5% of total net assets.
 (b)     Security in default.
 +       Non-income producing security.
 ++      Represents annualized yield at date of purchase.
 ADR   - American Depository Receipt.
 CVO   - Contingent Value Obligation.
 SAILS - Stock Appreciation Income Linked Securities.

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $320,036,987) ...................    $319,506,043
  Cash ........................................................             969
  Dividends, reclaims and interest receivable .................         404,218
  Receivable for investments sold .............................         938,682
  Receivable for Fund shares sold .............................         352,366
  Other assets ................................................           6,369
                                                                   ------------
  TOTAL ASSETS ................................................     321,208,647
                                                                   ------------
LIABILITIES:
  Payable for investment advisory fees ........................         132,148
  Payable for Fund shares redeemed ............................           6,000
  Other accrued expenses ......................................         138,906
                                                                   ------------
  TOTAL LIABILITIES ...........................................         277,054
                                                                   ------------
  NET ASSETS applicable to 32,582,850
    shares outstanding ........................................    $320,931,593
                                                                   ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ..........................    $     32,583
  Additional paid-in capital ..................................     319,160,534
  Accumulated net investment income ...........................         989,890
  Accumulated net realized gain on investments ................       1,279,278
  Net unrealized depreciation on investments ..................        (530,692)
                                                                   ------------
  TOTAL NET ASSETS ............................................    $320,931,593
                                                                   ============
  NET ASSET VALUE, offering and redemption
    price per share ($320,931,593 / 32,582,850
    shares outstanding; 1,000,000,000 shares
    authorized of $0.001 par value) ...........................           $9.85
                                                                          =====



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $2,362) ....................   $   278,804
  Interest ......................................................     1,238,778
                                                                    -----------
  TOTAL INVESTMENT INCOME .......................................     1,517,582
                                                                    -----------
EXPENSES:
  Investment advisory fees ......................................     1,564,031
  Distribution fees .............................................       116,972
  Shareholder services fees .....................................        43,822
  Shareholder communications expenses ...........................        38,564
  Custodian fees ................................................        32,464
  Legal and audit fees ..........................................        20,750
  Registration fees .............................................        11,747
  Directors' fees ...............................................         5,580
  Miscellaneous expenses ........................................        26,744
                                                                    -----------
  TOTAL EXPENSES ................................................     1,860,674
  Fees waived (see Notes 3 and 4) ...............................      (898,988)
                                                                    -----------
  TOTAL NET EXPENSES ............................................       961,686
                                                                    -----------
  NET INVESTMENT INCOME .........................................       555,896
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS:
  Net realized gain on investments ..............................     1,806,322
  Net realized loss on foreign currency transactions ............      (113,271)
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency ............................................    (1,760,085)
                                                                    -----------
  NET REALIZED AND UNREALIZED LOSS ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ................................................       (67,034)
                                                                    -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .............................................   $   488,862
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                                    JUNE 30, 2004       YEAR ENDED
                                                                                     (UNAUDITED)     DECEMBER 31, 2003
                                                                                   ---------------   -----------------
OPERATIONS:
  Net investment income ........................................................    $    555,896       $  1,601,276
  Net realized gain on investments, foreign currency,
    options and futures transactions ...........................................       1,693,051          6,845,476
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency ........................................      (1,760,085)         4,808,623
                                                                                    ------------       ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................         488,862         13,255,375
                                                                                    ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ........................................................              --           (302,802)
  Net realized gain on investments .............................................              --         (8,024,250)
                                                                                    ------------       ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................              --         (8,327,052)
                                                                                    ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets from capital share transactions ...................      26,372,435         28,127,775
                                                                                    ------------       ------------
  NET INCREASE IN NET ASSETS ...................................................      26,861,297         33,056,098
NET ASSETS:
  Beginning of period ..........................................................     294,070,296        261,014,198
                                                                                    ------------       ------------
  End of period (including undistributed net investment income of
    $989,890 and $433,994, respectively) .......................................    $320,931,593       $294,070,296
                                                                                    ============       ============


                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc. (the "Corporation"), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2004, there were no repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At June 30, 2004, there were no open short sales.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment income for $1,340,395 and to increase accumulated net realized gain on investments for $907,060, with an offsetting adjustment to additional paid-in capital. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under Federal tax rules versus accounting principles generally accepted in the United States, including the Fund's use of the tax accounting practice known as equalization. The calculation of net investment income per share in the financial highlights excludes these adjustments.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:
                                                        YEAR ENDED
                                                    DECEMBER 31, 2003
                                                    ------------------
          DISTRIBUTIONS PAID FROM:
          Ordinary income
             (inclusive of short term capital gains) .  $  302,802
          Net long term capital gains ................   8,024,250
                                                        ----------
          Total distributions paid ...................  $8,327,052
                                                        ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

          Undistributed ordinary income/(loss)
             (inclusive of short term capital gains) .  $ (100,721)
          Net unrealized appreciation ................   1,350,335
                                                        ----------
          Total accumulated gain .....................  $1,249,614
                                                        ==========

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates. The Adviser has voluntarily agreed to reduce its advisory fee by 0.50%, but may increase or decrease the advisory fee rate at any time. The Fund's expenses were reduced by $1,359,810 for the year ended December 31, 2003 and $782,016 for the six months ended June 30, 2004. Such amounts are not recoverable in future years.

4. DISTRIBUTION PLAN. At the Fund's inception, the Board adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Effective January 1, 2003, Gabelli & Company, Inc. voluntarily agreed to waive the full 0.25% fee indefinitely. The plan was terminated on February 25, 2004. For the year ended December 31, 2003 and for the period from January 1, 2004 through February 24, 2004, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $679,861 and $116,972, respectively, or 0.25% (annualized) of average daily net assets, the annual limitation under the Plan. However, as noted, such distribution costs were waived which reduced Fund expenses by the same amount.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2004, other than short term securities, aggregated $107,326,338 and $77,291,267, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $90,384 to Gabelli & Company, Inc.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2004, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses on the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended June 30, 2004, there were no borrowings from the line of credit.

8. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                          SIX MONTHS ENDED
                                                            JUNE 30, 2004                       YEAR ENDED
                                                             (UNAUDITED)                    DECEMBER 31, 2003
                                                     ----------      ------------    -----------    -------------
                                                       SHARES           AMOUNT          SHARES          AMOUNT
                                                     ----------      ------------    -----------    -------------
Shares sold .......................................   5,053,506      $ 49,816,307     12,764,211    $ 125,709,683
Shares issued upon reinvestment of dividends ......          --                --        654,597        6,434,682
Shares redeemed ...................................  (2,377,161)      (23,443,872)   (10,576,893)    (104,016,590)
                                                     ----------      -----------     -----------    -------------
  Net increase ....................................   2,676,345      $ 26,372,435      2,841,915    $  28,127,775
                                                     ==========      ============    ===========    =============

9. CHANGE IN FUND'S AUDITOR. On November 19, 2003, based on the recommendation of the Audit Committee of the Fund, the Board voted to appoint Ernst & Young LLP as the Fund's independent auditor for the past fiscal year ending December 31 2003, replacing Grant Thornton LLP ("GT"). During the two most recent fiscal years, GT audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and GT on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of GT would have caused it to make reference to the disagreements in connection with its report.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

THE GABELLI ABC FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                              SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004     --------------------------------------------------------------
                                                  (UNAUDITED)       2003          2002         2001          2000         1999
                                                  ----------      --------      --------     --------      -------       -------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ........   $   9.83       $   9.64      $  9.65     $   9.45      $  9.44        $  9.59
                                                   --------       --------      --------     --------      -------       -------
   Net investment income .......................       0.02           0.05         0.07          0.10         0.19          0.26
   Net realized and unrealized gain on
     investments ...............................       0.00(c)        0.43         0.01          0.33         0.83          0.59
                                                   --------       --------      --------     --------      -------       -------
   Total from investment operations ............       0.02           0.48         0.08          0.43         1.02          0.85
                                                   --------       --------      --------     --------      -------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .......................         --          (0.01)       (0.05)        (0.09)       (0.12)        (0.14)
   Net realized gain on investments ............         --          (0.28)       (0.04)        (0.14)       (0.89)        (0.86)
                                                   --------       --------      --------     --------      -------       -------
   Total distributions .........................         --          (0.29)       (0.09)        (0.23)       (1.01)        (1.00)
                                                   --------       --------      --------     --------      -------       -------
   NET ASSET VALUE, END OF PERIOD ..............   $   9.85       $   9.83      $   9.64     $   9.65      $  9.45       $  9.44
                                                   ========       ========      ========     ========      =======       =======
   Total return+ ...............................        0.2%           4.9%         0.9%          4.6%        10.9%          9.0%
                                                   ========       ========      ========     ========      =======       =======
RATIOS TO AVERAGE NET ASSETS AND
  SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ........   $320,932       $294,070      $261,014     $167,409      $62,372       $42,783
   Ratio of net investment income to average
     net assets ................................       0.36%(b)       0.59%         0.74%        1.43%        1.55%         1.37%
   Ratio of operating expenses to average
     net assets before fees waived .............       1.19%(b)       1.40%         1.39%        1.46%(a)     1.50%(a)      1.47%
   Ratio of operating expenses to average
     net assets net of fees waived .............       0.62%(b)       0.65%         0.99%        1.46%(a)     1.50%(a)      1.47%
   Portfolio turnover rate .....................        103%           244%          252%         308%         312%          672%

-----------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) The fund incurred interest expense during the years ended December 31, 2001 and 2000. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.44% and 1.45%, respectively.
(b) Annualized.
(c) Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

                          THE GABELLI ABC FUND
                          One Corporate Center
                        Rye, New York 10580-1422
                               800-GABELLI
                              800-422-3554
                            FAX: 914-921-5118
                        WEBSITE: WWW.GABELLI.COM
                        E-MAIL: INFO@GABELLI.COM
               Net Asset Value available daily by calling
                       800-GABELLI after 6:00 P.M.

                             BOARD OF DIRECTORS
Mario J. Gabelli, CFA                    Mary E. Hauck
CHAIRMAN AND CHIEF                      (RETIRED) SENIOR PORTFOLIO MANAGER
INVESTMENT OFFICER                       GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.            MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                      Karl Otto Pohl
ATTORNEY-AT-LAW                          FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                DEUTSCHE BUNDESBANK

Vincent D. Enright                       Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT             VICE PRESIDENT/MEDICAL AFFAIRS
AND CHIEF FINANCIAL OFFICER              LAWRENCE HOSPITAL CENTER
KEYSPAN ENERGY CORP.

                                 OFFICERS
Bruce N. Alpert                          James E. McKee
PRESIDENT AND TREASURER                  SECRETARY

                               DISTRIBUTOR
                         Gabelli & Company, Inc.

              CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                   State Street Bank and Trust Company

                              LEGAL COUNSEL
                Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB408Q204SR


[MARIO GABELLI PHOTO OMITTED]
THE
GABELLI
ABC
FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of three "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita, Vincent D. Enright and Werner
J. Roeder. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Fund and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Gabelli Investor Funds, Inc.
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.